Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 16,412	R$ 19,330
Ending Balance	15,043	16,412
Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,995	3,863
Ending Balance	R$ 3,670	R$ 2,995
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 10,783	R$ 12,296
Ending Balance	R$ 9,064	R$ 10,783
Improvements in properties of third parties [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	20.00%	20.00%
Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 647	R$ 863
Ending Balance	R$ 538	R$ 647
Annual depreciation rate - %	20.00%	20.00%
Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 1,202	R$ 1,692
Ending Balance	R$ 910	R$ 1,202
Annual depreciation rate - %	10.00%	10.00%
Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 785	R$ 616
Ending Balance	861	785
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	66,341	64,215
Aquisitions	2,015	1,177
Foreign Exchange variations of property and equipment abroad	5,652	949
Ending Balance	74,008	66,341
Gross carrying amount [member] | Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	9,003	8,968
Aquisitions	1,462	35
Ending Balance	10,465	9,003
Gross carrying amount [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	42,534	41,386
Aquisitions		582
Foreign Exchange variations of property and equipment abroad	4,361	566
Ending Balance	46,895	42,534
Gross carrying amount [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	5,560	5,253
Aquisitions	242	307
Ending Balance	5,802	5,560
Gross carrying amount [member] | Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	8,459	7,992
Aquisitions	235	84
Foreign Exchange variations of property and equipment abroad	1,291	383
Ending Balance	9,985	8,459
Gross carrying amount [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	785	616
Aquisitions	76	169
Ending Balance	861	785
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(49,929)	(44,885)
Annual depreciation	(3,356)	(4,319)
Foreign Exchange variations of property and equipment abroad	(5,680)	(725)
Ending Balance	(58,965)	(49,929)
Accumulated impairment [member] | Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(6,008)	(5,105)
Annual depreciation	(787)	(903)
Ending Balance	(6,795)	(6,008)
Accumulated impairment [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(31,751)	(29,090)
Annual depreciation	(1,580)	(2,075)
Foreign Exchange variations of property and equipment abroad	(4,500)	(586)
Ending Balance	(37,831)	(31,751)
Accumulated impairment [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(4,913)	(4,390)
Annual depreciation	(351)	(523)
Ending Balance	(5,264)	(4,913)
Accumulated impairment [member] | Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(7,257)	(6,300)
Annual depreciation	(638)	(818)
Foreign Exchange variations of property and equipment abroad	(1,180)	(139)
Ending Balance	R$ (9,075)	R$ (7,257)